Consolidated Statements of Cash Flows - JPY (¥) ¥ in Millions	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Cash flows from operating activities:
Consolidated net income	¥ 260,084	¥ 230,840	¥ 95,943
Adjustments to reconcile consolidated net income to net cash provided by operating activities:
Depreciation and amortization	226,492	221,246	227,825
(Gain) loss on disposal of fixed assets	(6,458)	7,745	4,326
Deferred income taxes	(7,800)	(9,826)	(15,542)
(Increase) decrease in trade receivables	(78,203)	44,678	15,120
(Increase) decrease in inventories	(108,510)	(61,017)	16,075
(Increase) decrease in lease receivables (Notes 1 and 6)	(30,379)	(1,075)	10,230
Increase (decrease) in trade payables	3,293	52,138	(4,636)
Increase in accrued income taxes	3,472	24,017	43
Increase (decrease) in accrued expenses	23,407	(8,673)	(16,413)
Decrease in accrued pension and severance cost	(42,580)	(41,477)	(16,601)
Other, net	19,785	(7,568)	17,435
Net cash provided by operating activities	262,603	451,028	333,805
Cash flows from investing activities:
Purchases of fixed assets (Note 5)	(188,527)	(177,350)	(164,719)
Proceeds from sale of fixed assets (Note 5)	14,733	3,796	7,815
Purchases of held to maturity securities		(2,216)
Proceeds from maturity of held to maturity securities	2,151
Purchases of securities	(21,558)	(2,162)	(592)
Proceeds from sale and maturity of securities	7,680	1,714	558
Acquisitions of businesses, net of cash acquired (Note 7)	(5,890)	(31,751)	(127)
Other, net	10,591	713	1,626
Net cash used in investing activities	(180,820)	(207,256)	(155,439)
Cash flows from financing activities:
Proceeds from issuance of long-term debt (Note 9)	300	175,100	2,100
Repayments of long-term debt (Note 9)	(122,067)	(347,029)	(11,095)
(Decrease) increase in short-term loans related to financial services, net (Note 9)	(1,100)	(2,700)	5,100
Increase (decrease) in other short-term loans, net (Note 9)	197,826	(175)	542
Transaction with noncontrolling interests	3,700	1,527	1,376
Dividends paid	(119,326)	(88,891)	(126,938)
Repurchases and reissuance of treasury stock, net	(100,016)	(17)	(50,008)
Other, net	(6,161)	(5,181)	(4,526)
Net cash used in financing activities	(146,844)	(267,366)	(183,449)
Effect of exchange rate changes on cash and cash equivalents	25,767	17,305	(47)
Net change in cash and cash equivalents	(39,294)	(6,289)	(5,130)
Cash and cash equivalents at beginning of year	401,395	407,684	412,814
Cash and cash equivalents at end of year	362,101	401,395	407,684
Supplemental disclosure for cash flow information, Cash paid during the year for:
Interest	994	599	1,028
Income taxes	¥ 102,579	¥ 71,573	¥ 45,471